Administrative Class

Prospectus Supplement

February 6, 2009

Supplement dated February 6, 2009 to the Administrative Class Prospectus dated February 29, 2008 of:	Morgan Stanley Institutional Liquidity Funds

Administrative Class Portfolios

Money Market Portfolio

Prime Portfolio

Government Portfolio

With respect to the Money Market Portfolio, the second sentence of the first paragraph in the section of the Prospectus entitled “Approach” is hereby deleted and replaced with the following:

The Portfolio also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the Federal Deposit Insurance Corporation (“FDIC”) Temporary Liquidity Guaranteed Program.

***

With respect to the Prime Portfolio, the first sentence of the first paragraph in the section of the Prospectus entitled “Approach” is hereby deleted and replaced with the following:

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality money market instruments of domestic financial and non-financial corporations, as well as obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the Federal Deposit Insurance Corporation (“FDIC”) Temporary Liquidity Guaranteed Program.

***

With respect to the Government Portfolio, the first sentence of the first paragraph in the section of the Prospectus entitled “Approach” is hereby deleted and replaced with the following:

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities.

***

With respect to the Government Portfolio, the following is hereby added as the fifth bullet point in the section of the Prospectus entitled “Approach”:

•                  Securities guaranteed under the Federal Deposit Insurance Corporation (“FDIC”) Temporary Liquidity Guarantee Program. The FDIC guarantee of these securities is subject to the full faith and credit of the U.S. government.

***

The third paragraph of the section of the Prospectus entitled “Additional Investment Strategy and Risk Information-U.S. Government Securities” is hereby deleted and replaced with the following:

U.S. Government Securities. The U.S. government securities that certain Portfolios may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. government. In addition, certain Portfolios may purchase securities issued or guaranteed by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Ginnie Mae and the Federal Housing Administration. Certain of the Portfolios may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Fannie Mae, the Freddie Mac and the Federal Home Loan Banks. In September 2008, the U.S. Treasury Department announced that the government would be taking over Fannie Mae and Freddie Mac and placing the companies into a conservatorship. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac. Further, certain Portfolios may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System. Because these securities are not backed by the full faith and credit of the United States, there is a risk that the U.S. government will not provide financial support to these agencies if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Under the FDIC Temporary Liquidity Guarantee Program, the FDIC guarantees the payment of principal and interest on the newly issued senior secured debt of banks, thrift institutions and certain holding companies. The FDIC guarantee of such debt is subject to the full faith and credit of the U.S. government and expires on June 30, 2012. The interest from U.S. government securities generally is not subject to state and local taxation. However, the interest on securities guaranteed under the Temporary Liquidity Guarantee Program may be subject to state and local income taxes and therefore may cause additional state and local tax consequences for shareholders of any fund that purchases such securities.

Please retain this supplement for future reference.

LFADMSPT5

Advisory Class

Prospectus Supplement

February 6, 2009

Supplement dated February 6, 2009 to the Advisory Class Prospectus dated February 29, 2008 of:	Morgan Stanley Institutional Liquidity Funds

Advisory Class Portfolios

Money Market Portfolio

Prime Portfolio

Government Portfolio

With respect to the Money Market Portfolio, the second sentence of the first paragraph in the section of the Prospectus entitled “Approach” is hereby deleted and replaced with the following:

The Portfolio also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the Federal Deposit Insurance Corporation (“FDIC”) Temporary Liquidity Guaranteed Program.

***

With respect to the Prime Portfolio, the first sentence of the first paragraph in the section of the Prospectus entitled “Approach” is hereby deleted and replaced with the following:

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality money market instruments of domestic financial and non-financial corporations, as well as obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the Federal Deposit Insurance Corporation (“FDIC”) Temporary Liquidity Guaranteed Program.

***

With respect to the Government Portfolio, the first sentence of the first paragraph in the section of the Prospectus entitled “Approach” is hereby deleted and replaced with the following:

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities.

***

With respect to the Government Portfolio, the following is hereby added as the fifth bullet point in the section of the Prospectus entitled “Approach”:

•                  Securities guaranteed under the Federal Deposit Insurance Corporation (“FDIC”) Temporary Liquidity Guarantee Program. The FDIC guarantee of these securities is subject to the full faith and credit of the U.S. government.

***

The third paragraph of the section of the Prospectus entitled “Additional Investment Strategy and Risk Information-U.S. Government Securities” is hereby deleted and replaced with the following:

U.S. Government Securities. The U.S. government securities that certain Portfolios may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. government. In addition, certain Portfolios may purchase securities issued or guaranteed by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Ginnie Mae and the Federal Housing Administration. Certain of the Portfolios may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Fannie Mae, the Freddie Mac and the Federal Home Loan Banks. In September 2008, the U.S. Treasury Department announced that the government would be taking over Fannie Mae and Freddie Mac and placing the companies into a conservatorship. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac. Further, certain Portfolios may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System. Because these securities are not backed by the full faith and credit of the United States, there is a risk that the U.S. government will not provide financial support to these agencies if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Under the FDIC Temporary Liquidity Guarantee Program, the FDIC guarantees the payment of principal and interest on the newly issued senior secured debt of banks, thrift institutions and certain holding companies. The FDIC guarantee of such debt is subject to the full faith and credit of the U.S. government and expires on June 30, 2012. The interest from U.S. government securities generally is not subject to state and local taxation. However, the interest on securities guaranteed under the Temporary Liquidity Guarantee Program may be subject to state and local income taxes and therefore may cause additional state and local tax consequences for shareholders of any fund that purchases such securities.

Please retain this supplement for future reference.

LFADVSPT5

Institutional Class

Prospectus Supplement

February 6, 2009

Supplement dated February 6, 2009 to the Institutional Class Prospectus dated February 29, 2008 of:	Morgan Stanley Institutional Liquidity Funds

Institutional Class Portfolios

Money Market Portfolio

Prime Portfolio

Government Portfolio

With respect to the Money Market Portfolio, the second sentence of the first paragraph in the section of the Prospectus entitled “Approach” is hereby deleted and replaced with the following:

The Portfolio also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the Federal Deposit Insurance Corporation (“FDIC”) Temporary Liquidity Guaranteed Program.

***

With respect to the Prime Portfolio, the first sentence of the first paragraph in the section of the Prospectus entitled “Approach” is hereby deleted and replaced with the following:

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality money market instruments of domestic financial and non-financial corporations, as well as obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the Federal Deposit Insurance Corporation (“FDIC”) Temporary Liquidity Guaranteed Program.

***

With respect to the Government Portfolio, the first sentence of the first paragraph in the section of the Prospectus entitled “Approach” is hereby deleted and replaced with the following:

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities.

***

With respect to the Government Portfolio, the following is hereby added as the fifth bullet point in the section of the Prospectus entitled “Approach”:

•      Securities guaranteed under the Federal Deposit Insurance Corporation (“FDIC”) Temporary Liquidity Guarantee Program. The FDIC guarantee of these securities is subject to the full faith and credit of the U.S. government.

***

The third paragraph of the section of the Prospectus entitled “Additional Investment Strategy and Risk Information-U.S. Government Securities” is hereby deleted and replaced with the following:

U.S. Government Securities. The U.S. government securities that certain Portfolios may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. government. In addition, certain Portfolios may purchase securities issued or guaranteed by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Ginnie Mae and the Federal Housing Administration. Certain of the Portfolios may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Fannie Mae, the Freddie Mac and the Federal Home Loan Banks. In September 2008, the U.S. Treasury Department announced that the government would be taking over Fannie Mae and Freddie Mac and placing the companies into a conservatorship. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac. Further, certain Portfolios may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System. Because these securities are not backed by the full faith and credit of the United States, there is a risk that the U.S. government will not provide financial support to these agencies if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Under the FDIC Temporary Liquidity Guarantee Program, the FDIC guarantees the payment of principal and interest on the newly issued senior secured debt of banks, thrift institutions and certain holding companies. The FDIC guarantee of such debt is subject to the full faith and credit of the U.S. government and expires on June 30, 2012. The interest from U.S. government securities generally is not subject to state and local taxation. However, the interest on securities guaranteed under the Temporary Liquidity Guarantee Program may be subject to state and local income taxes and therefore may cause additional state and local tax consequences for shareholders of any fund that purchases such securities.

Please retain this supplement for future reference.

LFICSPT5

Investor Class

Prospectus Supplement

February 6, 2009

Supplement dated February 6, 2009 to the Investor Class Prospectus dated February 29, 2008 of:	Morgan Stanley Institutional Liquidity Funds

Investor Class Portfolios

Money Market Portfolio

Prime Portfolio

Government Portfolio

With respect to the Money Market Portfolio, the second sentence of the first paragraph in the section of the Prospectus entitled “Approach” is hereby deleted and replaced with the following:

The Portfolio also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the Federal Deposit Insurance Corporation (“FDIC”) Temporary Liquidity Guaranteed Program.

***

With respect to the Prime Portfolio, the first sentence of the first paragraph in the section of the Prospectus entitled “Approach” is hereby deleted and replaced with the following:

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality money market instruments of domestic financial and non-financial corporations, as well as obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the Federal Deposit Insurance Corporation (“FDIC”) Temporary Liquidity Guaranteed Program.

***

With respect to the Government Portfolio, the first sentence of the first paragraph in the section of the Prospectus entitled “Approach” is hereby deleted and replaced with the following:

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities.

***

With respect to the Government Portfolio, the following is hereby added as the fifth bullet point in the section of the Prospectus entitled “Approach”:

•                  Securities guaranteed under the Federal Deposit Insurance Corporation (“FDIC”) Temporary Liquidity Guarantee Program. The FDIC guarantee of these securities is subject to the full faith and credit of the U.S. government.

***

The third paragraph of the section of the Prospectus entitled “Additional Investment Strategy and Risk Information-U.S. Government Securities” is hereby deleted and replaced with the following:

U.S. Government Securities. The U.S. government securities that certain Portfolios may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. government. In addition, certain Portfolios may purchase securities issued or guaranteed by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Ginnie Mae and the Federal Housing Administration. Certain of the Portfolios may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Fannie Mae, the Freddie Mac and the Federal Home Loan Banks. In September 2008, the U.S. Treasury Department announced that the government would be taking over Fannie Mae and Freddie Mac and placing the companies into a conservatorship. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac. Further, certain Portfolios may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System. Because these securities are not backed by the full faith and credit of the United States, there is a risk that the U.S. government will not provide financial support to these agencies if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Under the FDIC Temporary Liquidity Guarantee Program, the FDIC guarantees the payment of principal and interest on the newly issued senior secured debt of banks, thrift institutions and certain holding companies. The FDIC guarantee of such debt is subject to the full faith and credit of the U.S. government and expires on June 30, 2012. The interest from U.S. government securities generally is not subject to state and local taxation. However, the interest on securities guaranteed under the Temporary Liquidity Guarantee Program may be subject to state and local income taxes and therefore may cause additional state and local tax consequences for shareholders of any fund that purchases such securities.

Please retain this supplement for future reference.

LFINVRSPT5

Participant Class

Prospectus Supplement

February 6, 2009

Supplement dated February 6, 2009 to the Participant Class Prospectus dated February 29, 2008 of:	Morgan Stanley Institutional Liquidity Funds

Participant Class Portfolios

Money Market Portfolio

Prime Portfolio

Government Portfolio

With respect to the Money Market Portfolio, the second sentence of the first paragraph in the section of the Prospectus entitled “Approach” is hereby deleted and replaced with the following:

The Portfolio also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the Federal Deposit Insurance Corporation (“FDIC”) Temporary Liquidity Guaranteed Program.

***

With respect to the Prime Portfolio, the first sentence of the first paragraph in the section of the Prospectus entitled “Approach” is hereby deleted and replaced with the following:

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality money market instruments of domestic financial and non-financial corporations, as well as obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the Federal Deposit Insurance Corporation (“FDIC”) Temporary Liquidity Guaranteed Program.

***

With respect to the Government Portfolio, the first sentence of the first paragraph in the section of the Prospectus entitled “Approach” is hereby deleted and replaced with the following:

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities.

***

With respect to the Government Portfolio, the following is hereby added as the fifth bullet point in the section of the Prospectus entitled “Approach”:

•      Securities guaranteed under the Federal Deposit Insurance Corporation (“FDIC”) Temporary Liquidity Guarantee Program. The FDIC guarantee of these securities is subject to the full faith and credit of the U.S. government.

***

The third paragraph of the section of the Prospectus entitled “Additional Investment Strategy and Risk Information-U.S. Government Securities” is hereby deleted and replaced with the following:

U.S. Government Securities. The U.S. government securities that certain Portfolios may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. government. In addition, certain Portfolios may purchase securities issued or guaranteed by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Ginnie Mae and the Federal Housing Administration. Certain of the Portfolios may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Fannie Mae, the Freddie Mac and the Federal Home Loan Banks. In September 2008, the U.S. Treasury Department announced that the government would be taking over Fannie Mae and Freddie Mac and placing the companies into a conservatorship. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac. Further, certain Portfolios may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System. Because these securities are not backed by the full faith and credit of the United States, there is a risk that the U.S. government will not provide financial support to these agencies if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Under the FDIC Temporary Liquidity Guarantee Program, the FDIC guarantees the payment of principal and interest on the newly issued senior secured debt of banks, thrift institutions and certain holding companies. The FDIC guarantee of such debt is subject to the full faith and credit of the U.S. government and expires on June 30, 2012. The interest from U.S. government securities generally is not subject to state and local taxation. However, the interest on securities guaranteed under the Temporary Liquidity Guarantee Program may be subject to state and local income taxes and therefore may cause additional state and local tax consequences for shareholders of any fund that purchases such securities.

Please retain this supplement for future reference.

LFPCSPT5

Service Class

Prospectus Supplement

February 6, 2009

Supplement dated	Morgan Stanley Institutional Liquidity Funds
February 6, 2009 to the
Service Class
Prospectus dated
February 29, 2008 of:

Service Class Portfolios

Money Market Portfolio

Prime Portfolio

Government Portfolio

With respect to the Money Market Portfolio, the second sentence of the first paragraph in the section of the Prospectus entitled “Approach” is hereby deleted and replaced with the following:

The Portfolio also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the Federal Deposit Insurance Corporation (“FDIC”) Temporary Liquidity Guaranteed Program.

***

With respect to the Prime Portfolio, the first sentence of the first paragraph in the section of the Prospectus entitled “Approach” is hereby deleted and replaced with the following:

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality money market instruments of domestic financial and non-financial corporations, as well as obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the Federal Deposit Insurance Corporation (“FDIC”) Temporary Liquidity Guaranteed Program.

***

With respect to the Government Portfolio, the first sentence of the first paragraph in the section of the Prospectus entitled “Approach” is hereby deleted and replaced with the following:

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities.

***

With respect to the Government Portfolio, the following is hereby added as the fifth bullet point in the section of the Prospectus entitled “Approach”:

•                  Securities guaranteed under the Federal Deposit Insurance Corporation (“FDIC”) Temporary Liquidity Guarantee Program. The FDIC guarantee of these securities is subject to the full faith and credit of the U.S. government.

***

The third paragraph of the section of the Prospectus entitled “Additional Investment Strategy and Risk Information-U.S. Government Securities” is hereby deleted and replaced with the following:

U.S. Government Securities. The U.S. government securities that certain Portfolios may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. government. In addition, certain Portfolios may purchase securities issued or guaranteed by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Ginnie Mae and the Federal Housing Administration. Certain of the Portfolios may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Fannie Mae, the Freddie Mac and the Federal Home Loan Banks. In September 2008, the U.S. Treasury Department announced that the government would be taking over Fannie Mae and Freddie Mac and placing the companies into a conservatorship. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac. Further, certain Portfolios may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System. Because these securities are not backed by the full faith and credit of the United States, there is a risk that the U.S. government will not provide financial support to these agencies if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Under the FDIC Temporary Liquidity Guarantee Program, the FDIC guarantees the payment of principal and interest on the newly issued senior secured debt of banks, thrift institutions and certain holding companies. The FDIC guarantee of such debt is subject to the full faith and credit of the U.S. government and expires on June 30, 2012. The interest from U.S. government securities generally is not subject to state and local taxation. However, the interest on securities guaranteed under the Temporary Liquidity Guarantee Program may be subject to state and local income taxes and therefore may cause additional state and local tax consequences for shareholders of any fund that purchases such securities.

Please retain this supplement for future reference.

LFSCSSPT5

Cash Management Class

Prospectus Supplement

February 6, 2009

Supplement dated February 6, 2009 to the Cash Management Class Prospectus dated February 29, 2008 of:	Morgan Stanley Institutional Liquidity Funds

Cash Management Class Portfolios

Money Market Portfolio

Prime Portfolio

Government Portfolio

With respect to the Money Market Portfolio, the second sentence of the first paragraph in the section of the Prospectus entitled “Approach” is hereby deleted and replaced with the following:

The Portfolio also invests in obligations of foreign governments and in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the Federal Deposit Insurance Corporation (“FDIC”) Temporary Liquidity Guaranteed Program.

***

With respect to the Prime Portfolio, the first sentence of the first paragraph in the section of the Prospectus entitled “Approach” is hereby deleted and replaced with the following:

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing in liquid, high quality money market instruments of domestic financial and non-financial corporations, as well as obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities, including securities guaranteed under the Federal Deposit Insurance Corporation (“FDIC”) Temporary Liquidity Guaranteed Program.

***

With respect to the Government Portfolio, the first sentence of the first paragraph in the section of the Prospectus entitled “Approach” is hereby deleted and replaced with the following:

The Portfolio seeks to maintain a stable net asset value of $1.00 per share by investing exclusively in obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities and in repurchase agreements collateralized by such securities.

***

With respect to the Government Portfolio, the following is hereby added as the fifth bullet point in the section of the Prospectus entitled “Approach”:

•                  Securities guaranteed under the Federal Deposit Insurance Corporation (“FDIC”) Temporary Liquidity Guarantee Program. The FDIC guarantee of these securities is subject to the full faith and credit of the U.S. government.

***

The third paragraph of the section of the Prospectus entitled “Additional Investment Strategy and Risk Information-U.S. Government Securities” is hereby deleted and replaced with the following:

U.S. Government Securities. The U.S. government securities that certain Portfolios may purchase include U.S. Treasury bills, notes and bonds, all of which are direct obligations of the U.S. government. In addition, certain Portfolios may purchase securities issued or guaranteed by agencies and instrumentalities of the U.S. government which are backed by the full faith and credit of the United States. Among the agencies and instrumentalities issuing these obligations are the Ginnie Mae and the Federal Housing Administration. Certain of the Portfolios may also purchase securities issued by agencies and instrumentalities which are not backed by the full faith and credit of the United States, but whose issuing agency or instrumentality has the right to borrow, to meet its obligations, from the U.S. Treasury. Among these agencies and instrumentalities are the Fannie Mae, the Freddie Mac and the Federal Home Loan Banks. In September 2008, the U.S. Treasury Department announced that the government would be taking over Fannie Mae and Freddie Mac and placing the companies into a conservatorship. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac. Further, certain Portfolios may purchase securities issued by agencies and instrumentalities which are backed solely by the credit of the issuing agency or instrumentality. Among these agencies and instrumentalities is the Federal Farm Credit System. Because these securities are not backed by the full faith and credit of the United States, there is a risk that the U.S. government will not provide financial support to these agencies if it is not obligated to do so by law. The maximum potential liability of the issuers of some U.S. government securities held by the Fund may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future.

Under the FDIC Temporary Liquidity Guarantee Program, the FDIC guarantees the payment of principal and interest on the newly issued senior secured debt of banks, thrift institutions and certain holding companies. The FDIC guarantee of such debt is subject to the full faith and credit of the U.S. government and expires on June 30, 2012. The interest from U.S. government securities generally is not subject to state and local taxation. However, the interest on securities guaranteed under the Temporary Liquidity Guarantee Program may be subject to state and local income taxes and therefore may cause additional state and local tax consequences for shareholders of any fund that purchases such securities.

Please retain this supplement for future reference.

LFCMSPT5